Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
May 2, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:	Schwab Capital Trust (File Nos. 33-62470 and 811-7704)
Schwab Monthly Income Fund — Moderate Payout

Schwab Monthly Income Fund — Enhanced Payout

Schwab Monthly Income Fund — Maximum Payout
Post-Effective Amendment No. 108
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each prospectus and Statement of Additional Information, dated April 30, 2011, for the above-named funds that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,

/s/ Christine Pierangeli Christine Pierangeli
Corporate Counsel
Charles Schwab Investment Management, Inc.